Segment Reporting - Segment Revenue Include Healthcare Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Revenue Reconciling Item [Line Items]
Accounts receivable	$ 108	$ 95
Business Processing [Member] | Nonfederal Education Loan [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues	212,000	174,000	$ 99,000
Accounts receivable	11,400	10,100	9,900
Business Processing [Member] | Government [Member] | Nonfederal Education Loan [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues	134,000	106,000	86,000
Business Processing [Member] | Healthcare [Member] | Nonfederal Education Loan [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues	$ 78,000	$ 68,000	$ 13,000